Related party transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of related party transactions

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	US$	US$	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	403,168	-	1,439,045	-
Support and maintenance costs	134,957	230,066	606,857	689,184

Schedule of related party balances

	September 30, 2024	December 31, 2023
	US$	US$
Amounts due from related parties
Sino Dynamic Solutions Limited	-	7,148,208
The Wall Street Factory Ltd	1,923,357	-
Dynamic Fintech Group (HK) Ltd.	1,231,207	-
Others	676,631	139,168
	3,831,195	7,287,376

Amounts due to related parties
Regal Planet Limited	48,461,156	48,654,398
GEA Limited	10,326,867	-
Sino Dynamic Solutions Limited	365,210	4,130,912
Mr. Alexander Kong	1,436,959	114,374
Ripple Lab Inc.	16,085,461	32,584,911
Others	1,793,723	1,003,924
	78,469,376	86,488,519

InFint Acquisition Corporation [Member]
Schedule of related party transactions
Seamless Group Inc [Member]
Schedule of related party transactions
	Years ended December 31,
	2023	2022
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	2,551,184	-
Support and maintenance costs	919,654	919,404

Schedule of related party balances
	December 31,
	2023	2022
	US$	US$
Amounts due from related parties
PT Walletku Indompet Indonesia		-
Sino Dynamic Solutions Limited	7,148,208	4,382,762
Others	139,168	100,466
	7,287,376	4,483,228

Amounts due to related parties
Regal Planet Limited	48,654,398	49,079,276
Sino Dynamic Solutions Limited	4,130,912	1,245,564
Mr. Alexander Kong	114,374	114,508
Ripple Lab Inc.	32,584,911	32,310,978
Others	1,003,924	1,006,991
	86,488,519	83,757,317